ACQUISITION OF BUSINESSES - Everise Holdings Pte Ltd. (“Everise”) (Details) - Business services - USD ($) $ in Millions	Apr. 04, 2022	Jan. 08, 2021
Everise Holdings Pte Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		36.00%
Cash		$ 80
Proportion of voting rights held in subsidiary		100.00%
Identifiable intangible assets recognised as of acquisition date		$ 84
Net other assets recognised as of acquisition date		11
Borrowings recognised as of acquisition date		103
Goodwill recognised as of acquisition date		290
Goodwill expected to be deductible for tax purposes		0
Acquisition-related costs		$ 7
Everise Holdings Pte Ltd. | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred		$ 282
Equity from the partnership		219
Contingent consideration related to future performance		63
Non-controlling interest in acquiree recognised at acquisition date		$ 139
Scientific Games LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	36.00%
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 1,100
Acquisition-related costs	$ 16
Scientific Games LLC | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 5,800